Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and Diluted Net Loss per Share [Abstract]
Common stock, shares outstanding (in shares)		66,541,629				0				66,541,629	0
Net loss		$ (19,707)	$ (17,637)	$ (20,359)	$ (63,856)	$ (33,831)	$ (19,809)	$ (13,615)	$ (15,962)	$ (121,559)	$ (83,217)	$ (61,422)
Preferred stock dividend			(1,791)							(20,100)	0	0
Distributable losses			$ (19,428)							$ (141,659)	$ (83,217)	$ (61,422)
Weighted-average shares outstanding (in shares)			59,173,938							46,010,777	28,884,540	28,884,540
Series A Convertible Preferred Stock [Member]
Basic and Diluted Net Loss per Share [Abstract]
Shares issued (in shares)	28,884,540
Conversion ratio										convertible 1:1 into common stock
Dividend rate										6.00%
Net loss			$ (64)							$ (48,485)	$ (83,217)	$ (61,422)
Preferred stock dividend			(1,791)							(20,100)	0	0
Distributable losses			$ (1,855)							$ (28,385)	$ (83,217)	$ (61,422)
Weighted-average shares outstanding (in shares)			5,651,323							15,748,009	28,884,540	28,884,540
Basic loss per share (in dollars per share)			$ (0.01)							$ (1.80)	$ (2.88)	$ (2.13)
Common Stock [Member]
Basic and Diluted Net Loss per Share [Abstract]
Net loss			$ (17,573)							$ (93,174)	$ 0	$ 0
Weighted-average shares outstanding (in shares)			53,522,615							30,262,768	0	0
Basic loss per share (in dollars per share)			$ (0.33)							$ (3.08)	$ 0.00	$ 0.00
Options to Purchase Common Stock [Member]
Basic and Diluted Net Loss per Share [Abstract]
Antidilutive securities excluded from calculation of diluted loss per share (in shares)										7,905,110	5,063,585	2,905,006
Unvested Restricted Stock [Member]
Basic and Diluted Net Loss per Share [Abstract]
Antidilutive securities excluded from calculation of diluted loss per share (in shares)										33,820	0	0
Employee Stock Purchase Plan [Member]
Basic and Diluted Net Loss per Share [Abstract]
Antidilutive securities excluded from calculation of diluted loss per share (in shares)										9,488	0	0